Schedule of Investments | 6/30/21 (unaudited) (continued)

Pioneer Fundamental
Growth Fund

Schedule of Investments | June 30, 2021

Ticker Symbols:
Class A Class C Class K Class R Class Y	PIGFX FUNCX PFGKX PFGRX FUNYX

Schedule of Investments | 6/30/21 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 99.9%
	COMMON STOCKS - 99.9% of Net Assets
	Beverages - 1.4%
687,967	PepsiCo., Inc.	$101,936,070
	Total Beverages	$101,936,070
	Capital Goods - 1.2%
290,460	Rockwell Automation, Inc.	$83,077,369
	Total Capital Goods	$83,077,369
	Capital Markets - 5.8%
3,404,615	Charles Schwab Corp.	$247,890,018
1,413,435	Intercontinental Exchange, Inc.	167,774,735
	Total Capital Markets	$415,664,753
	Commercial Services & Supplies - 1.6%
868,476(a)	Copart, Inc.	$114,491,191
	Total Commercial Services & Supplies	$114,491,191
	Communications Equipment - 1.3%
424,483	Motorola Solutions, Inc.	$92,049,139
	Total Communications Equipment	$92,049,139
	Electronic Equipment, Instruments & Components - 4.4%
2,092,728	Amphenol Corp.	$143,163,522
993,864	CDW Corp.	173,578,348
	Total Electronic Equipment, Instruments & Components	$316,741,870
	Energy Equipment & Services - 2.2%
5,037,378	Schlumberger, Ltd.	$161,246,470
	Total Energy Equipment & Services	$161,246,470
	Entertainment - 1.6%
815,251	Electronic Arts, Inc.	$117,257,551
	Total Entertainment	$117,257,551
	Health Care Equipment & Supplies - 7.9%
233,416	Cooper Cos., Inc.	$92,495,758
553,248	Danaher Corp.	148,469,633
1,008,510(a)	Edwards Lifesciences Corp.	104,451,381
641,288	Medtronic Plc	79,603,080
891,315	Zimmer Biomet Holdings, Inc.	143,341,278
	Total Health Care Equipment & Supplies	$568,361,130
	Health Care Providers & Services - 1.4%
235,562	Humana, Inc.	$104,288,009
	Total Health Care Providers & Services	$104,288,009
	Hotels, Restaurants & Leisure - 0.5%
275,602(a)	Hilton Worldwide Holdings, Inc.	$33,243,113
	Total Hotels, Restaurants & Leisure	$33,243,113
	Insurance - 1.7%
307,567	Marsh & McLennan Cos., Inc.	$43,268,526
782,893	Progressive Corp.	76,887,921
	Total Insurance	$120,156,447
	Interactive Media & Services - 7.7%
221,575(a)	Alphabet, Inc., Class C	$555,337,854
	Total Interactive Media & Services	$555,337,854
	Internet & Direct Marketing Retail - 10.5%
158,644(a)	Amazon.com, Inc.	$545,760,743
95,808(a)	Booking Holdings, Inc.	209,636,527
	Total Internet & Direct Marketing Retail	$755,397,270
	IT Services - 11.7%
587,038	Accenture Plc	$173,052,932
627,609	Fidelity National Information Services, Inc.	88,913,367
890,266	Mastercard, Inc.	325,027,214
871,802(a)	PayPal Holdings, Inc.	254,112,847
	Total IT Services	$841,106,360
	Life Sciences Tools & Services - 2.9%
410,038	Thermo Fisher Scientific, Inc.	$206,851,870
	Total Life Sciences Tools & Services	$206,851,870
	Machinery - 5.1%
523,796	Illinois Tool Works, Inc.	$117,099,834
1,236,729	Stanley Black & Decker, Inc.	253,517,077
	Total Machinery	$370,616,911
	Pharmaceuticals - 3.4%
649,202	Eli Lilly & Co.	$149,004,843
584,300	Johnson & Johnson	96,257,582
	Total Pharmaceuticals	$245,262,425
	Semiconductors & Semiconductor Equipment - 3.9%
1,951,884	QUALCOMM, Inc.	$278,982,780
	Total Semiconductors & Semiconductor Equipment	$278,982,780
	Software - 10.3%
315,786(a)	Adobe, Inc.	$184,936,913
2,058,699	Microsoft Corp.	557,701,559
	Total Software	$742,638,472
	Software & Services - 2.5%
723,015(a)	salesforce.com, Inc.	$176,610,874
	Total Software & Services	$176,610,874
	Specialty Retail - 7.1%
126,215	Home Depot, Inc.	$40,248,702
246,700(a)	O'Reilly Automotive, Inc.	139,684,007
1,472,570	Ross Stores, Inc.	182,598,680
2,197,203	TJX Cos., Inc.	148,135,426
	Total Specialty Retail	$510,666,815
	Technology Hardware, Storage & Peripherals - 3.8%
1,999,578	Apple, Inc.	$273,862,203
	Total Technology Hardware, Storage & Peripherals	$273,862,203
	TOTAL COMMON STOCKS
	(Cost $3,595,988,095)	$7,185,846,946
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.9%
	(Cost $3,595,988,095)	$7,185,846,946
	OTHER ASSETS AND LIABILITIES - 0.1%	$8,642,754
	NET ASSETS - 100.0%	$7,194,489,700

(a)	Non-income producing security.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of June 30, 2021, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 7,185,846,946	$ –	$ –	$ 7,185,846,946
Total Investments in Securities	$ 7,185,846,946	$ –	$ –	$ 7,185,846,946

During the three months ended June 30, 2021, there were no transfers in and out of Level 3.